OPERATING SEGMENTS - Financial performance by operating segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) sector	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
OPERATING SEGMENTS
Threshold Revenue, bank corporate and government sales force targets and specializes	$ 100,000
Number of economic sectors | sector	12
Financial performance by operating segment
Total interest and valuation on financial instruments	$ 35,544,221	$ 37,046,159	$ 26,796,947
Interest income on loans and financial leases	32,613,551	35,240,787	24,783,493
Total debt investments			1,787,088
Derivatives			171,381
Total liquidity operations			54,985
Interest expenses	(15,023,911)	(16,668,295)	(8,442,470)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	20,520,310	20,377,864	18,354,477
Total credit impairment charges, net	(5,452,349)	(7,461,586)	(3,791,697)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	15,067,961	12,916,278	14,562,780
Fees and commissions income	7,688,838	7,080,878	6,370,526
Fees and commissions expenses	(3,511,774)	(3,097,280)	(2,590,166)
Total fees and commission income, net	4,177,064	3,983,598	3,780,360
Other operating income (Expense)			2,053,435
Dividends and net income on equity investments	104,573	210,185	235,854
Total operating income, net	22,391,583	21,089,711	20,632,429
Operating expenses			(9,907,068)
Impairment, depreciation and amortization	(1,117,881)	(1,124,859)	(980,575)
Total operating expenses	(13,633,666)	(12,942,185)	(10,887,643)
Profit (Loss) before income tax	8,757,917	8,147,526	9,744,786
Operating Segments
Financial performance by operating segment
Total interest and valuation on financial instruments	35,544,221	37,046,159
Interest income on loans and financial leases	32,613,551	35,240,787
Total debt investments	2,333,915	1,657,459
Derivatives	154,130	(157,818)
Total liquidity operations	442,625	305,731
Interest expenses	(15,023,911)	(16,668,295)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	20,520,310	20,377,864
Total credit impairment charges, net	(5,452,349)	(7,461,586)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	15,067,961	12,916,278
(Expenses) Revenues from transactions with other operating segments of the Bank	0	0	0
Fees and commissions income	7,688,838	7,080,878
Fees and commissions expenses	(3,511,774)	(3,097,280)
Total fees and commission income, net	4,177,064	3,983,598
Other operating income (Expense)	3,041,985	3,979,650
Dividends and net income on equity investments	104,573	210,185
Total operating income, net	22,391,583	21,089,711
Operating expenses	(12,515,785)	(11,817,326)
Impairment, depreciation and amortization	(1,117,881)	(1,124,859)
Total operating expenses	(13,633,666)	(12,942,185)
Profit (Loss) before income tax	8,757,917	8,147,526
Operating Segments | Banking Colombia
Financial performance by operating segment
Total interest and valuation on financial instruments	27,543,286	29,230,060	20,727,335
Interest income on loans and financial leases	25,632,102	28,366,678	19,263,960
Total debt investments	1,503,298	937,090	1,361,299
Derivatives	155,794	(167,887)	108,255
Total liquidity operations	252,092	94,179	(6,179)
Interest expenses	(11,588,039)	(13,464,980)	(6,333,834)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	15,955,247	15,765,080	14,393,501
Total credit impairment charges, net	(4,220,207)	(6,480,377)	(2,971,599)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	11,735,040	9,284,703	11,421,902
(Expenses) Revenues from transactions with other operating segments of the Bank	(151,933)	(187,467)	(32,163)
Fees and commissions income	5,660,355	5,252,099	4,684,563
Fees and commissions expenses	(2,885,272)	(2,522,927)	(2,099,585)
Total fees and commission income, net	2,775,083	2,729,172	2,584,978
Other operating income (Expense)	800,252	1,575,845	(72,994)
Dividends and net income on equity investments	(121,975)	17,613	(8,058)
Total operating income, net	15,036,467	13,419,866	13,893,665
Operating expenses	(8,651,424)	(8,022,042)	(6,600,686)
Impairment, depreciation and amortization	(770,207)	(744,346)	(613,807)
Total operating expenses	(9,421,631)	(8,766,388)	(7,214,493)
Profit (Loss) before income tax	5,614,836	4,653,478	6,679,172
Operating Segments | Banking Panama
Financial performance by operating segment
Total interest and valuation on financial instruments	2,689,904	2,826,559	2,364,820
Interest income on loans and financial leases	2,283,111	2,415,234	2,154,151
Total debt investments	316,205	301,167	161,974
Derivatives	3,322	817	(1,026)
Total liquidity operations	87,266	109,341	49,721
Interest expenses	(1,336,250)	(1,238,112)	(910,937)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,353,654	1,588,447	1,453,883
Total credit impairment charges, net	(456,748)	(270,501)	(545,012)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	896,906	1,317,946	908,871
(Expenses) Revenues from transactions with other operating segments of the Bank	(40,110)	(34,105)	(25,022)
Fees and commissions income	562,330	532,930	446,583
Fees and commissions expenses	(286,392)	(258,897)	(210,004)
Total fees and commission income, net	275,938	274,033	236,579
Other operating income (Expense)	65,876	36,939	51,494
Dividends and net income on equity investments	11,474	13,498	9,655
Total operating income, net	1,210,084	1,608,311	1,181,577
Operating expenses	(853,980)	(909,843)	(797,091)
Impairment, depreciation and amortization	(128,544)	(107,716)	(110,293)
Total operating expenses	(982,524)	(1,017,559)	(907,384)
Profit (Loss) before income tax	227,560	590,752	274,193
Operating Segments | Banking El Salvador
Financial performance by operating segment
Total interest and valuation on financial instruments	1,851,126	1,773,140	1,527,860
Interest income on loans and financial leases	1,623,427	1,524,765	1,293,556
Total debt investments	226,122	236,350	170,423
Derivatives	775	11,187	63,494
Total liquidity operations	802	838	387
Interest expenses	(437,244)	(464,851)	(297,839)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,413,882	1,308,289	1,230,021
Total credit impairment charges, net	(236,086)	(154,938)	(102,710)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,177,796	1,153,351	1,127,311
(Expenses) Revenues from transactions with other operating segments of the Bank	(19,110)	(17,844)	(7,371)
Fees and commissions income	515,734	479,568	444,177
Fees and commissions expenses	(226,445)	(188,972)	(170,563)
Total fees and commission income, net	289,289	290,596	273,614
Other operating income (Expense)	40,818	51,656	19,685
Dividends and net income on equity investments	4,338	10,982	5,340
Total operating income, net	1,493,131	1,488,741	1,418,579
Operating expenses	(771,078)	(668,105)	(639,748)
Impairment, depreciation and amortization	(93,982)	(131,921)	(106,601)
Total operating expenses	(865,060)	(800,026)	(746,349)
Profit (Loss) before income tax	628,071	688,715	672,230
Operating Segments | Banking Guatemala
Financial performance by operating segment
Total interest and valuation on financial instruments	1,939,602	1,795,543	1,537,801
Interest income on loans and financial leases	1,807,334	1,726,821	1,509,143
Total debt investments	134,101	60,534	27,089
Derivatives	0	0	0
Total liquidity operations	(1,833)	8,188	1,569
Interest expenses	(804,815)	(731,886)	(528,459)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	1,134,787	1,063,657	1,009,342
Total credit impairment charges, net	(394,589)	(499,368)	(168,834)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	740,198	564,289	840,508
(Expenses) Revenues from transactions with other operating segments of the Bank	(87,061)	(76,054)	(45,526)
Fees and commissions income	211,778	223,200	218,554
Fees and commissions expenses	(85,700)	(89,405)	(91,424)
Total fees and commission income, net	126,078	133,795	127,130
Other operating income (Expense)	130,140	130,757	129,403
Dividends and net income on equity investments	1,555	1,827	828
Total operating income, net	910,910	754,614	1,052,343
Operating expenses	(645,310)	(620,928)	(577,497)
Impairment, depreciation and amortization	(61,471)	(55,243)	(54,999)
Total operating expenses	(706,781)	(676,171)	(632,496)
Profit (Loss) before income tax	204,129	78,443	419,847
Operating Segments | Trust
Financial performance by operating segment
Total interest and valuation on financial instruments	61	47	72
Interest income on loans and financial leases	61	47	72
Total debt investments	0	0	0
Derivatives	0	0	0
Total liquidity operations	0	0	0
Interest expenses	(192)	(179)	(150)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(131)	(132)	(78)
Total credit impairment charges, net	(554)	(2,893)	(796)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	(685)	(3,025)	(874)
(Expenses) Revenues from transactions with other operating segments of the Bank	(58,498)	(16,518)	(12,658)
Fees and commissions income	448,854	361,965	318,869
Fees and commissions expenses	(3,804)	(4,244)	(3,668)
Total fees and commission income, net	445,050	357,721	315,201
Other operating income (Expense)	13,737	14,107	14,897
Dividends and net income on equity investments	45,558	33,275	2,164
Total operating income, net	445,162	385,560	318,730
Operating expenses	(168,494)	(177,626)	(153,377)
Impairment, depreciation and amortization	(3,000)	(2,218)	(1,630)
Total operating expenses	(171,494)	(179,844)	(155,007)
Profit (Loss) before income tax	273,668	205,716	163,723
Operating Segments | Investment Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	6	6	4
Interest income on loans and financial leases	0	0	0
Total debt investments	6	6	4
Derivatives	0	0	0
Total liquidity operations	0	0	0
Interest expenses	0	(1)	(4)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	6	5	0
Total credit impairment charges, net	768	(380)	(924)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	774	(375)	(924)
(Expenses) Revenues from transactions with other operating segments of the Bank	7,823	13,949	3,404
Fees and commissions income	69,266	55,917	86,232
Fees and commissions expenses	(115)	(238)	(269)
Total fees and commission income, net	69,151	55,679	85,963
Other operating income (Expense)	1,609	(1,011)	671
Dividends and net income on equity investments	(97,585)	(98,512)	8,760
Total operating income, net	(18,228)	(30,270)	97,874
Operating expenses	(55,157)	(49,759)	(47,997)
Impairment, depreciation and amortization	(89)	(208)	(232)
Total operating expenses	(55,246)	(49,967)	(48,229)
Profit (Loss) before income tax	(73,474)	(80,237)	49,645
Operating Segments | Brokerage
Financial performance by operating segment
Total interest and valuation on financial instruments	44,750	45,875	12,996
Interest income on loans and financial leases	5,327	5,076	511
Total debt investments	37,480	36,538	20,024
Derivatives	(2,463)	(1,747)	658
Total liquidity operations	4,406	6,008	(8,197)
Interest expenses	(165)	(222)	(104)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	44,585	45,653	12,892
Total credit impairment charges, net	0	106	3,133
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	44,585	45,759	16,025
(Expenses) Revenues from transactions with other operating segments of the Bank	86,150	68,617	53,229
Fees and commissions income	132,192	103,985	111,366
Fees and commissions expenses	(8,600)	(8,645)	(6,160)
Total fees and commission income, net	123,592	95,340	105,206
Other operating income (Expense)	7,566	4,737	13,575
Dividends and net income on equity investments	3,622	6,416	(4,314)
Total operating income, net	265,515	220,869	183,721
Operating expenses	(188,573)	(186,212)	(153,317)
Impairment, depreciation and amortization	(2,759)	(2,950)	(1,754)
Total operating expenses	(191,332)	(189,162)	(155,071)
Profit (Loss) before income tax	74,183	31,707	28,650
Operating Segments | International Banking
Financial performance by operating segment
Total interest and valuation on financial instruments	1,203,838	1,112,171	512,417
Interest income on loans and financial leases	987,378	940,091	446,028
Total debt investments	116,662	85,091	48,722
Derivatives	(94)	(188)	0
Total liquidity operations	99,892	87,177	17,667
Interest expenses	(708,671)	(596,039)	(271,280)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	495,167	516,132	241,137
Total credit impairment charges, net	(91,617)	4,164	25,029
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	403,550	520,296	266,166
(Expenses) Revenues from transactions with other operating segments of the Bank	410,003	415,508	212,049
Fees and commissions income	51,901	47,228	42,021
Fees and commissions expenses	(10,116)	(11,042)	(8,025)
Total fees and commission income, net	41,785	36,186	33,996
Other operating income (Expense)	12,435	16,794	9,954
Dividends and net income on equity investments	25	37	35
Total operating income, net	867,798	988,821	522,200
Operating expenses	(98,570)	(89,219)	(79,814)
Impairment, depreciation and amortization	(8,016)	(4,259)	(2,626)
Total operating expenses	(106,586)	(93,478)	(82,440)
Profit (Loss) before income tax	761,212	895,343	439,760
Operating Segments | All other segments
Financial performance by operating segment
Total interest and valuation on financial instruments	271,648	262,758	113,642
Interest income on loans and financial leases	274,811	262,075	116,072
Total debt investments	41	683	(2,447)
Derivatives	(3,204)	0	0
Total liquidity operations	0	0	17
Interest expenses	(148,535)	(172,025)	(99,863)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	123,113	90,733	13,779
Total credit impairment charges, net	(53,316)	(57,399)	(29,984)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	69,797	33,334	(16,205)
(Expenses) Revenues from transactions with other operating segments of the Bank	(147,264)	(166,086)	(145,942)
Fees and commissions income	36,428	23,986	18,161
Fees and commissions expenses	(5,330)	(12,910)	(468)
Total fees and commission income, net	31,098	11,076	17,693
Other operating income (Expense)	1,969,552	2,149,826	1,886,750
Dividends and net income on equity investments	257,561	225,049	221,444
Total operating income, net	2,180,744	2,253,199	1,963,740
Operating expenses	(1,083,199)	(1,093,592)	(857,541)
Impairment, depreciation and amortization	(49,813)	(75,998)	(88,633)
Total operating expenses	(1,133,012)	(1,169,590)	(946,174)
Profit (Loss) before income tax	$ 1,047,732	$ 1,083,609	$ 1,017,566